JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 58.6%
U.S. Treasury Bonds
7.63%, 2/15/2025	188,000	193,831
6.00%, 2/15/2026	268,000	274,553
6.50%, 11/15/2026	72,000	75,746
6.38%, 8/15/2027	323,000	343,743
U.S. Treasury Notes
1.50%, 9/30/2024	22,000	21,332
1.50%, 10/31/2024	146,000	141,152
0.75%, 11/15/2024	86,000	82,429
2.25%, 11/15/2024	12,000	11,668
1.00%, 12/15/2024	141,000	135,074
1.75%, 12/31/2024	153,000	147,543
2.25%, 12/31/2024	159,000	154,168
1.13%, 1/15/2025	88,000	84,181
1.50%, 2/15/2025	100,000	95,828
2.00%, 2/15/2025	5,000	4,821
0.50%, 3/31/2025	7,000	6,595
3.88%, 3/31/2025	200,000	197,062
0.38%, 4/30/2025	153,000	143,449
0.25%, 5/31/2025	1,066,000	994,586
2.88%, 5/31/2025	118,000	114,575
0.25%, 6/30/2025	64,000	59,522
4.63%, 6/30/2025	195,000	194,254
0.25%, 7/31/2025	21,000	19,470
4.75%, 7/31/2025	196,000	195,671
2.00%, 8/15/2025	5,000	4,770
0.25%, 8/31/2025	87,000	80,404
0.25%, 9/30/2025	89,000	82,029
4.25%, 10/15/2025	100,000	99,074
2.25%, 11/15/2025	9,000	8,587
0.38%, 11/30/2025	1,460,000	1,340,577
0.38%, 12/31/2025	217,000	198,860
0.38%, 1/31/2026	7,000	6,391
0.50%, 2/28/2026	8,000	7,306
0.75%, 3/31/2026	217,000	198,962
0.75%, 4/30/2026	5,000	4,570
0.75%, 5/31/2026	6,000	5,468
0.88%, 6/30/2026	218,000	199,027
1.50%, 8/15/2026	5,000	4,621
0.75%, 8/31/2026	731,000	660,984
0.88%, 9/30/2026	220,000	199,358
1.63%, 9/30/2026	215,000	198,976
4.63%, 10/15/2026	50,000	50,187
1.13%, 10/31/2026	259,000	235,629
1.63%, 10/31/2026	39,000	35,990
1.25%, 11/30/2026	339,000	308,755
1.63%, 11/30/2026	9,000	8,291
1.25%, 12/31/2026	218,000	198,380
1.50%, 1/31/2027	34,000	31,091

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.88%, 2/28/2027	5,000	4,617
0.63%, 3/31/2027	115,000	101,586
2.38%, 5/15/2027	5,000	4,676
0.50%, 5/31/2027	157,000	137,289
0.50%, 6/30/2027	391,000	340,903
0.38%, 7/31/2027	177,000	153,105
2.75%, 7/31/2027	150,000	141,668
2.25%, 8/15/2027	100,000	92,711
0.50%, 8/31/2027	300,000	260,062
4.13%, 10/31/2027	100,000	99,086
0.63%, 11/30/2027	50,000	43,180
3.88%, 12/31/2027	20,000	19,638
0.75%, 1/31/2028	75,000	64,758
3.50%, 1/31/2028	350,000	338,652
2.75%, 2/15/2028	200,000	187,609
1.13%, 2/29/2028	75,000	65,654
3.63%, 3/31/2028	50,000	48,598
1.25%, 4/30/2028	160,000	140,212
2.88%, 5/15/2028	91,000	85,597
1.25%, 5/31/2028	100,000	87,414
3.63%, 5/31/2028	203,000	197,275
1.25%, 6/30/2028	104,000	90,716
1.00%, 7/31/2028	232,000	199,520
4.13%, 7/31/2028	195,000	193,416
2.88%, 8/15/2028	61,000	57,197
1.13%, 8/31/2028	231,000	199,382
4.38%, 8/31/2028	199,000	199,575
1.25%, 9/30/2028	126,000	109,157
4.63%, 9/30/2028	198,000	200,661
1.38%, 10/31/2028	88,000	76,532
Total U.S. Treasury Obligations (Cost $12,093,948)		11,799,986
Corporate Bonds — 25.8%
Aerospace & Defense — 0.4%
Boeing Co. (The)
4.88%, 5/1/2025	5,000	4,949
2.60%, 10/30/2025	48,000	45,378
2.75%, 2/1/2026	15,000	14,197
2.70%, 2/1/2027	2,000	1,848
HEICO Corp. 5.25%, 8/1/2028	8,000	7,986
Leidos, Inc. 3.63%, 5/15/2025	4,000	3,875
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	1,950
		80,183
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. 1.65%, 7/15/2026	32,000	28,628
Automobiles — 0.2%
Ford Motor Co. 6.63%, 10/1/2028	6,000	6,093

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	41,000	37,750
3.67%, 7/20/2028	5,000	4,788
		48,631
Banks — 7.5%
Bangko Sentral ng Pilipinas International Bond (Philippines) 8.60%, 6/15/2027	13,000	14,299
Bank of America Corp.
Series L, 3.95%, 4/21/2025	27,000	26,325
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (a)	30,000	28,569
(SOFR + 1.15%), 1.32%, 6/19/2026 (a)	78,000	72,636
(SOFR + 1.01%), 1.20%, 10/24/2026 (a)	31,000	28,407
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	5,000	4,515
Series L, 4.18%, 11/25/2027	57,000	54,404
(SOFR + 1.58%), 4.38%, 4/27/2028 (a)	6,000	5,773
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (a)	11,000	10,006
2.65%, 3/8/2027	48,000	44,370
Bank of Nova Scotia (The) (Canada) 1.45%, 1/10/2025	9,000	8,612
BankUnited, Inc. 4.88%, 11/17/2025	32,000	30,913
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	38,868
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (a)	12,000	10,865
4.13%, 7/25/2028	9,000	8,423
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (a)	10,000	9,299
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (a)	117,000	110,093
Citizens Financial Group, Inc. 2.85%, 7/27/2026	37,000	33,740
Fifth Third Bancorp (SOFR + 1.36%), 4.06%, 4/25/2028 (a)	22,000	20,558
HSBC Holdings plc (United Kingdom) (SOFR + 1.29%), 1.59%, 5/24/2027 (a)	25,000	22,522
KeyCorp
4.15%, 10/29/2025	8,000	7,694
2.25%, 4/6/2027	52,000	45,236
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 2/28/2024	33,000	32,781
1.25%, 1/31/2025	23,000	22,015
0.38%, 7/18/2025	17,000	15,808
1.00%, 10/1/2026	75,000	68,052
Landwirtschaftliche Rentenbank (Germany)
Series 40, 0.50%, 5/27/2025	5,000	4,681
0.88%, 3/30/2026	39,000	35,748
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	45,000	42,813
3.96%, 3/2/2028	21,000	20,002
Oesterreichische Kontrollbank AG (Austria)
4.13%, 1/20/2026	40,000	39,470
0.50%, 2/2/2026	5,000	4,564
PNC Financial Services Group, Inc. (The) (SOFR + 1.84%), 5.58%, 6/12/2029 (a)	6,000	5,960

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Regions Financial Corp.
2.25%, 5/18/2025	33,000	31,029
1.80%, 8/12/2028	14,000	11,552
Royal Bank of Canada (Canada)
1.20%, 4/27/2026	23,000	20,890
1.40%, 11/2/2026	70,000	62,849
Santander Holdings USA, Inc.
(SOFR + 2.33%), 5.81%, 9/9/2026 (a)	6,000	5,948
(SOFR + 1.25%), 2.49%, 1/6/2028 (a)	39,000	34,965
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	61,000	57,117
3.94%, 7/19/2028	8,000	7,531
4.31%, 10/16/2028	6,000	5,708
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,606
2.80%, 3/10/2027	6,000	5,554
(USD Swap Semi 5 Year + 2.21%), 3.63%, 9/15/2031 (a) (b)	7,000	6,569
Truist Financial Corp.
3.70%, 6/5/2025	6,000	5,827
1.20%, 8/5/2025	6,000	5,565
(SOFR + 1.37%), 4.12%, 6/6/2028 (a)	17,000	15,962
(SOFR + 0.86%), 1.89%, 6/7/2029 (a)	15,000	12,556
US Bancorp
Series X, 3.15%, 4/27/2027	30,000	28,047
(SOFR + 0.73%), 2.22%, 1/27/2028 (a)	35,000	31,688
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (a)	62,000	59,234
3.00%, 4/22/2026	8,000	7,567
(SOFR + 1.32%), 3.91%, 4/25/2026 (a)	10,000	9,735
(SOFR + 2.00%), 2.19%, 4/30/2026 (a)	63,000	59,893
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (a)	18,000	16,967
Westpac Banking Corp. (Australia)
1.15%, 6/3/2026	14,000	12,711
5.46%, 11/18/2027	14,000	14,173
3.40%, 1/25/2028	41,000	38,464
1.95%, 11/20/2028	5,000	4,306
		1,505,034
Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	16,000	15,585
Coca-Cola Co. (The) 1.45%, 6/1/2027	40,000	35,911
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	2,000	1,926
2.55%, 9/15/2026	33,000	30,742
PepsiCo, Inc.
2.25%, 3/19/2025	26,000	25,079
2.85%, 2/24/2026	10,000	9,580
		118,823

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.4%
AbbVie, Inc. 3.80%, 3/15/2025	42,000	41,193
Amgen, Inc. 1.65%, 8/15/2028	42,000	36,229
Baxalta, Inc. 4.00%, 6/23/2025	4,000	3,910
		81,332
Broadline Retail — 0.1%
eBay, Inc.
1.90%, 3/11/2025	2,000	1,909
1.40%, 5/10/2026	14,000	12,768
		14,677
Building Products — 0.0% ^
Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,866
Capital Markets — 3.1%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,000	1,888
Ares Capital Corp.
4.25%, 3/1/2025	13,000	12,598
3.25%, 7/15/2025	16,000	15,149
2.88%, 6/15/2028	21,000	17,923
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	10,000	9,499
1.05%, 10/15/2026	55,000	49,005
1.65%, 7/14/2028	17,000	14,559
Blue Owl Capital Corp. 2.88%, 6/11/2028	25,000	21,319
Charles Schwab Corp. (The) 2.00%, 3/20/2028	23,000	19,884
CME Group, Inc. 3.00%, 3/15/2025	17,000	16,561
Deutsche Bank AG (Germany) 4.10%, 1/13/2026	56,000	54,085
FactSet Research Systems, Inc. 2.90%, 3/1/2027	43,000	39,702
Franklin Resources, Inc. 2.85%, 3/30/2025	2,000	1,932
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	20,000	19,420
4.25%, 10/21/2025	6,000	5,846
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (a)	10,000	9,087
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	52,000	46,691
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	19,000	17,301
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	24,000	22,307
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	7,000	6,611
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	7,000	6,814
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	28,000	27,522
Morgan Stanley
5.00%, 11/24/2025	14,000	13,848
(SOFR + 0.94%), 2.63%, 2/18/2026 (a)	71,000	68,204
(SOFR + 0.72%), 0.99%, 12/10/2026 (a)	65,000	58,881
3.95%, 4/23/2027	16,000	15,188
3.59%, 7/22/2028 (c)	5,000	4,679
State Street Corp. (SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	26,424
		622,927

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 0.1%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	9,000	8,170
DuPont de Nemours, Inc. 4.49%, 11/15/2025	10,000	9,838
LYB International Finance III LLC 1.25%, 10/1/2025	5,000	4,623
		22,631
Commercial Services & Supplies — 0.1%
Republic Services, Inc. 0.88%, 11/15/2025	13,000	11,909
Consumer Finance — 0.8%
American Express Co. 1.65%, 11/4/2026	25,000	22,662
American Honda Finance Corp.
1.20%, 7/8/2025	15,000	14,090
1.00%, 9/10/2025	17,000	15,807
Andrew W Mellon Foundation (The) Series 2020, 0.95%, 8/1/2027	7,000	6,077
Capital One Financial Corp. (SOFR + 2.06%), 4.93%, 5/10/2028 (a)	11,000	10,523
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	6,000	5,248
John Deere Capital Corp. 1.70%, 1/11/2027	44,000	39,979
PACCAR Financial Corp. 2.00%, 2/4/2027	2,000	1,825
Synchrony Financial 3.95%, 12/1/2027	24,000	21,560
Toyota Motor Credit Corp.
4.80%, 1/10/2025	7,000	6,971
0.80%, 10/16/2025	3,000	2,777
3.05%, 3/22/2027	17,000	16,025
		163,544
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. 1.38%, 6/20/2027	3,000	2,670
Dollar General Corp. 3.88%, 4/15/2027	12,000	11,460
Kroger Co. (The) 3.50%, 2/1/2026	2,000	1,926
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	9,000	8,505
Walmart, Inc.
3.90%, 9/9/2025	6,000	5,904
1.50%, 9/22/2028	17,000	14,820
		45,285
Containers & Packaging — 0.2%
Berry Global, Inc. 1.57%, 1/15/2026	34,000	31,197
WRKCo, Inc.
3.75%, 3/15/2025	5,000	4,869
4.65%, 3/15/2026	3,000	2,941
		39,007
Distributors — 0.3%
Genuine Parts Co. 1.75%, 2/1/2025	41,000	39,224
LKQ Corp. 5.75%, 6/15/2028	24,000	23,833
		63,057

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.3%
Simon Property Group LP
3.50%, 9/1/2025	38,000	36,690
3.38%, 12/1/2027	15,000	13,963
		50,653
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 3.88%, 1/15/2026	8,000	7,756
Verizon Communications, Inc.
0.85%, 11/20/2025	31,000	28,501
3.00%, 3/22/2027	13,000	12,180
2.10%, 3/22/2028	12,000	10,632
4.33%, 9/21/2028	6,000	5,794
		64,863
Electric Utilities — 1.1%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,835
Duke Energy Corp. 0.90%, 9/15/2025	37,000	34,124
Entergy Corp. 0.90%, 9/15/2025	10,000	9,196
Eversource Energy Series Q, 0.80%, 8/15/2025	44,000	40,549
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,507
NextEra Energy Capital Holdings, Inc. (3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (a)	7,000	5,968
Pacific Gas and Electric Co.
3.15%, 1/1/2026	4,000	3,769
2.95%, 3/1/2026	6,000	5,600
3.00%, 6/15/2028	5,000	4,419
Union Electric Co. 2.95%, 6/15/2027	29,000	27,245
Virginia Electric and Power Co. Series A, 3.80%, 4/1/2028	50,000	47,456
Xcel Energy, Inc. 1.75%, 3/15/2027	35,000	31,276
		220,944
Electrical Equipment — 0.1%
Emerson Electric Co. 0.88%, 10/15/2026	25,000	22,353
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. 2.05%, 3/1/2025	42,000	40,295
Jabil, Inc. 3.95%, 1/12/2028	5,000	4,679
		44,974
Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	45,000	42,205
Schlumberger Investment SA 4.50%, 5/15/2028	29,000	28,691
		70,896
Entertainment — 0.2%
TWDC Enterprises 18 Corp. 2.95%, 6/15/2027	5,000	4,733
Walt Disney Co. (The) 3.35%, 3/24/2025	38,000	37,079
		41,812
Financial Services — 0.8%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	6,000	5,797
Block Financial LLC 2.50%, 7/15/2028	37,000	32,358

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (a)	5,000	4,805
Global Payments, Inc. 4.95%, 8/15/2027	10,000	9,809
PayPal Holdings, Inc. 1.65%, 6/1/2025	33,000	31,259
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	37,000	32,094
Visa, Inc.
0.75%, 8/15/2027	8,000	6,992
2.75%, 9/15/2027	38,000	35,518
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (a)	15,000	12,108
		170,740
Food Products — 0.3%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	14,000	13,120
Hormel Foods Corp. 1.70%, 6/3/2028	5,000	4,398
JBS USA LUX SA 2.50%, 1/15/2027	33,000	29,697
Kellanova 3.25%, 4/1/2026	8,000	7,654
		54,869
Gas Utilities — 0.0% ^
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	11,000	10,390
Ground Transportation — 0.3%
BNSF Funding Trust I (3-MONTH SOFR + 2.35%), 6.61%, 12/15/2055 (a)	3,000	2,907
CSX Corp. 3.80%, 3/1/2028	28,000	26,780
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	4,852
Ryder System, Inc. 4.63%, 6/1/2025	12,000	11,798
Union Pacific Corp. 2.15%, 2/5/2027	12,000	11,023
		57,360
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc. 1.92%, 2/1/2027	36,000	32,401
Health Care Providers & Services — 0.8%
Cencora, Inc. 3.25%, 3/1/2025	18,000	17,515
CVS Health Corp. 1.30%, 8/21/2027	60,000	52,147
Elevance Health, Inc. 1.50%, 3/15/2026	49,000	45,083
Humana, Inc. 1.35%, 2/3/2027	29,000	25,746
Sutter Health Series 20A, 1.32%, 8/15/2025	31,000	28,726
		169,217
Health Care REITs — 0.2%
Healthpeak OP LLC 1.35%, 2/1/2027	10,000	8,790
Welltower OP LLC 4.00%, 6/1/2025	25,000	24,371
		33,161
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 5.00%, 2/15/2026	6,000	5,966
Hyatt Hotels Corp. 4.85%, 3/15/2026	31,000	30,476
Starbucks Corp. 2.00%, 3/12/2027	5,000	4,560
		41,002

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	2,000	1,743
Lennar Corp. 5.00%, 6/15/2027	10,000	9,847
		11,590
Household Products — 0.4%
Kimberly-Clark Corp. 1.05%, 9/15/2027	48,000	41,840
Procter & Gamble Co. (The)
0.55%, 10/29/2025	10,000	9,254
2.80%, 3/25/2027	27,000	25,461
		76,555
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 1.10%, 3/1/2027	42,000	37,573
Industrial REITs — 0.0% ^
Prologis LP 2.13%, 4/15/2027	4,000	3,628
Insurance — 0.3%
Aflac, Inc. 1.13%, 3/15/2026	30,000	27,333
Assurant, Inc. 4.90%, 3/27/2028	9,000	8,735
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	6,000	5,594
Enstar Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.47%), 5.75%, 9/1/2040 (a)	7,000	6,516
Prudential Financial, Inc. 1.50%, 3/10/2026	10,000	9,200
		57,378
Interactive Media & Services — 0.1%
Alphabet, Inc. 0.80%, 8/15/2027	15,000	13,149
IT Services — 0.3%
DXC Technology Co. 2.38%, 9/15/2028	37,000	31,304
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	33,000	29,449
		60,753
Machinery — 0.0% ^
Otis Worldwide Corp. 5.25%, 8/16/2028	7,000	7,035
Media — 0.3%
Charter Communications Operating LLC 3.75%, 2/15/2028	15,000	13,921
Comcast Corp.
3.38%, 8/15/2025	12,000	11,652
3.95%, 10/15/2025	35,000	34,280
		59,853
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	11,000	10,751
BHP Billiton Finance USA Ltd. (Australia)
6.42%, 3/1/2026	1,000	1,025
4.75%, 2/28/2028	5,000	4,950
Nucor Corp. 2.00%, 6/1/2025	28,000	26,598
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	5,000	4,644
		47,968

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.3%
DTE Energy Co. Series F, 1.05%, 6/1/2025	38,000	35,471
NiSource, Inc. 0.95%, 8/15/2025	33,000	30,508
		65,979
Office REITs — 0.0% ^
Hudson Pacific Properties LP 3.95%, 11/1/2027	10,000	7,865
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,000	4,760
Chevron Corp. 2.00%, 5/11/2027	33,000	30,212
Energy Transfer LP
2.90%, 5/15/2025	36,000	34,618
4.75%, 1/15/2026	7,000	6,883
Enterprise Products Operating LLC 3.75%, 2/15/2025	17,000	16,681
Equinor ASA (Norway) 1.75%, 1/22/2026	6,000	5,622
Marathon Petroleum Corp. 4.70%, 5/1/2025	27,000	26,685
MPLX LP 4.00%, 3/15/2028	5,000	4,723
ONEOK, Inc. 2.20%, 9/15/2025	29,000	27,297
Ovintiv, Inc. 5.65%, 5/15/2025	15,000	14,996
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (d)	1	1
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	13,779
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	5,000	4,778
		191,035
Pharmaceuticals — 0.4%
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	2,000	1,957
Johnson & Johnson
0.95%, 9/1/2027	12,000	10,538
2.90%, 1/15/2028	15,000	14,118
Merck & Co., Inc. 1.70%, 6/10/2027	39,000	35,156
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	30,000	28,848
		90,617
Professional Services — 0.1%
Concentrix Corp. 6.60%, 8/2/2028	14,000	13,991
Residential REITs — 0.1%
AvalonBay Communities, Inc. 3.50%, 11/15/2025	2,000	1,924
ERP Operating LP 2.85%, 11/1/2026	1,000	936
Mid-America Apartments LP 1.10%, 9/15/2026	10,000	8,946
		11,806
Retail REITs — 0.1%
Agree LP 2.00%, 6/15/2028	6,000	5,081
Brixmor Operating Partnership LP 3.90%, 3/15/2027	6,000	5,624
		10,705
Semiconductors & Semiconductor Equipment — 0.1%
NVIDIA Corp. 1.55%, 6/15/2028	7,000	6,138
QUALCOMM, Inc. 1.30%, 5/20/2028	18,000	15,574
		21,712

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.4%
Microsoft Corp. 3.30%, 2/6/2027	13,000	12,509
Roper Technologies, Inc. 1.00%, 9/15/2025	37,000	34,232
Salesforce, Inc. 1.50%, 7/15/2028	39,000	33,968
		80,709
Specialized REITs — 0.5%
American Tower Corp.
1.30%, 9/15/2025	11,000	10,179
1.45%, 9/15/2026	23,000	20,601
1.50%, 1/31/2028	11,000	9,377
Crown Castle, Inc.
5.00%, 1/11/2028	5,000	4,882
3.80%, 2/15/2028	6,000	5,588
4.80%, 9/1/2028	7,000	6,769
Equinix, Inc.
1.25%, 7/15/2025	16,000	14,908
1.00%, 9/15/2025	5,000	4,614
2.00%, 5/15/2028	21,000	18,242
		95,160
Specialty Retail — 0.6%
Home Depot, Inc. (The)
3.35%, 9/15/2025	5,000	4,870
0.90%, 3/15/2028	14,000	11,955
Lowe's Cos., Inc.
3.38%, 9/15/2025	6,000	5,797
1.30%, 4/15/2028	16,000	13,735
1.70%, 9/15/2028	28,000	24,114
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	31,000	29,415
TJX Cos., Inc. (The) 1.15%, 5/15/2028	32,000	27,274
		117,160
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.20%, 5/13/2025	7,000	6,824
0.55%, 8/20/2025	12,000	11,161
2.05%, 9/11/2026	8,000	7,456
3.00%, 11/13/2027	20,000	18,895
1.20%, 2/8/2028	6,000	5,232
4.00%, 5/10/2028	5,000	4,904
1.40%, 8/5/2028	11,000	9,546
Dell International LLC 5.85%, 7/15/2025	14,000	14,072
		78,090
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	10,000	8,761
Philip Morris International, Inc. 1.50%, 5/1/2025	3,000	2,846
		11,607

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 1/15/2026	14,000	13,172
2.10%, 9/1/2028	10,000	8,504
GATX Corp. 3.25%, 9/15/2026	5,000	4,698
		26,374
Water Utilities — 0.1%
American Water Capital Corp.
3.40%, 3/1/2025	1,000	974
2.95%, 9/1/2027	18,000	16,711
		17,685
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 2.95%, 3/15/2025	24,000	23,151
T-Mobile USA, Inc. 3.50%, 4/15/2025	28,000	27,241
		50,392
Total Corporate Bonds (Cost $5,257,978)		5,199,538
Mortgage-Backed Securities — 7.0%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	3,194	3,120
Pool # G18568, 2.50%, 9/1/2030	6,351	5,938
Pool # J33012, 3.00%, 10/1/2030	15,375	14,680
Pool # G18600, 2.50%, 5/1/2031	4,766	4,431
Pool # J35495, 2.50%, 10/1/2031	10,085	9,395
Pool # G18632, 3.00%, 2/1/2032	5,051	4,799
Pool # J37147, 3.00%, 6/1/2032	6,495	6,123
Pool # G18715, 3.00%, 12/1/2033	3,519	3,282
FHLMC UMBS, 15 Year
Pool # ZS8617, 2.50%, 8/1/2031	10,643	9,937
Pool # ZS7938, 2.50%, 1/1/2033	1,442	1,332
Pool # ZK9341, 3.00%, 3/1/2033	1,922	1,789
Pool # ZT0716, 3.00%, 10/1/2033	1,877	1,748
Pool # SB0194, 2.50%, 12/1/2033	4,065	3,755
Pool # SB0109, 2.50%, 11/1/2034	7,053	6,480
Pool # SB0264, 2.50%, 2/1/2035	10,120	9,221
Pool # SB0401, 2.00%, 7/1/2035	15,621	13,874
Pool # SB0394, 2.50%, 7/1/2035	8,578	7,816
Pool # SB8501, 2.00%, 8/1/2035	11,919	10,586
Pool # SB0406, 2.50%, 8/1/2035	16,057	14,632
Pool # SB8058, 2.50%, 8/1/2035	11,497	10,476
Pool # RC1591, 1.50%, 10/1/2035	17,865	15,252
Pool # QN4278, 2.00%, 11/1/2035	6,249	5,544
Pool # QN4490, 1.50%, 12/1/2035	14,812	12,646
Pool # SB0450, 2.00%, 12/1/2035	29,948	26,670
Pool # SB8083, 1.50%, 1/1/2036	65,733	56,117
Pool # SB8102, 1.50%, 5/1/2036	23,527	20,083
Pool # SB8118, 1.50%, 9/1/2036	50,864	43,247

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SB8141, 2.00%, 2/1/2037	82,417	71,995
Pool # SB8222, 4.50%, 4/1/2038	13,316	12,983
FNMA UMBS, 15 Year
Pool # AV4793, 3.50%, 5/1/2029	6,544	6,280
Pool # AS4489, 2.50%, 3/1/2030	1,399	1,312
Pool # AL6583, 3.00%, 3/1/2030	3,129	2,984
Pool # AL9852, 3.00%, 9/1/2030	8,750	8,344
Pool # AS7467, 2.50%, 7/1/2031	5,066	4,730
Pool # FM6169, 3.50%, 5/1/2032	14,747	14,312
Pool # BM3276, 3.50%, 12/1/2032	6,522	6,275
Pool # CA1089, 3.00%, 2/1/2033	5,651	5,319
Pool # FM4036, 2.50%, 12/1/2033	6,994	6,461
Pool # BN3975, 3.00%, 1/1/2034	716	666
Pool # MA3631, 3.00%, 4/1/2034	6,112	5,669
Pool # MA3709, 2.50%, 6/1/2034	3,932	3,612
Pool # BJ5549, 3.00%, 8/1/2034	1,724	1,599
Pool # FM2403, 3.50%, 9/1/2034	6,490	6,244
Pool # FM5400, 2.50%, 10/1/2034	8,883	8,243
Pool # MA3828, 3.00%, 11/1/2034	6,162	5,715
Pool # BP5762, 2.50%, 6/1/2035	20,088	18,280
Pool # FM3936, 2.50%, 8/1/2035	3,872	3,576
Pool # CA7497, 2.50%, 10/1/2035	7,968	7,260
Pool # FM4850, 2.00%, 11/1/2035	13,517	12,005
Pool # FM5396, 2.00%, 12/1/2035	30,324	26,931
Pool # FM6510, 2.00%, 3/1/2036	29,540	26,235
Pool # FM6512, 2.00%, 3/1/2036	31,906	28,337
Pool # MA4298, 2.50%, 3/1/2036	16,982	15,474
Pool # CB0302, 1.50%, 5/1/2036	46,746	39,905
Pool # FM7113, 2.00%, 5/1/2036	36,093	31,833
Pool # MA4329, 2.00%, 5/1/2036	57,024	50,257
Pool # BP3507, 2.00%, 6/1/2036	56,555	49,877
Pool # CB0747, 2.50%, 6/1/2036	9,169	8,242
Pool # MA4384, 2.50%, 7/1/2036	4,253	3,827
Pool # FM9020, 2.00%, 9/1/2036	7,400	6,526
Pool # FM9367, 1.50%, 11/1/2036	44,800	38,034
Pool # MA4470, 2.00%, 11/1/2036	31,644	27,908
Pool # MA4497, 2.00%, 12/1/2036	30,652	26,777
Pool # MA4516, 2.00%, 1/1/2037	80,279	70,130
Pool # FS4759, 2.50%, 4/1/2037	92,362	83,703
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 12/25/2038 (e)	77,000	65,315
TBA, 2.00%, 12/25/2038 (e)	35,000	30,563
TBA, 2.50%, 12/25/2038 (e)	7,000	6,292
TBA, 3.00%, 12/25/2038 (e)	40,000	36,850
TBA, 3.50%, 12/25/2038 (e)	5,000	4,712
TBA, 4.00%, 12/25/2038 (e)	165,000	158,599
TBA, 5.00%, 12/25/2038 (e)	10,000	9,892
TBA, 5.50%, 12/25/2038 (e)	10,000	10,020

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, 15 Year
Pool # MA4559, 3.00%, 7/20/2032	4,443	4,168
Pool # MA7107, 2.50%, 1/20/2036	17,222	15,425
Total Mortgage-Backed Securities (Cost $1,523,373)		1,412,669
Supranational — 2.4%
African Development Bank (Supranational) 0.88%, 3/23/2026	30,000	27,526
Asian Development Bank (Supranational)
0.38%, 6/11/2024	16,000	15,589
2.00%, 1/22/2025	11,000	10,624
0.38%, 9/3/2025	33,000	30,544
Asian Infrastructure Investment Bank (The) (Supranational) 0.50%, 5/28/2025	30,000	28,067
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,792
0.50%, 11/25/2025	4,000	3,678
European Investment Bank (Supranational)
0.38%, 3/26/2026	48,000	43,575
3.88%, 3/15/2028	35,000	34,261
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	5,000	4,812
0.88%, 4/20/2026	63,000	57,712
1.13%, 7/20/2028	39,000	33,629
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	25,000	24,363
0.63%, 4/22/2025	89,000	83,878
1.88%, 10/27/2026	34,000	31,555
1.38%, 4/20/2028	37,000	32,507
International Finance Corp. (Supranational) 0.75%, 10/8/2026	6,000	5,399
Total Supranational (Cost $484,395)		472,511
U.S. Government Agency Securities — 2.0%
FFCB Funding Corp.
2.51%, 4/1/2025	4,000	3,867
3.32%, 2/25/2026	10,000	9,695
3.00%, 8/3/2026	7,000	6,702
1.00%, 10/7/2026	46,000	41,504
0.75%, 12/16/2026	18,000	16,003
FHLB
0.66%, 10/28/2024	10,000	9,584
0.38%, 9/4/2025	10,000	9,256
0.75%, 2/24/2026	20,000	18,237
1.25%, 12/21/2026	75,000	68,092
0.90%, 2/26/2027	15,000	13,296
4.38%, 9/8/2028	45,000	44,907
FHLMC
5.20%, 1/10/2025	5,000	4,985

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
6.00%, 8/16/2027	28,000	27,978
FNMA
0.50%, 6/17/2025	50,000	46,721
0.50%, 11/7/2025	49,000	45,177
Tennessee Valley Authority
0.75%, 5/15/2025	20,000	18,805
3.88%, 3/15/2028	10,000	9,780
Total U.S. Government Agency Securities (Cost $402,769)		394,589
Commercial Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust Series 2019-B12, Class A2, 3.00%, 8/15/2052	6,150	5,940
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	12,531	11,985
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	5,456	5,285
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	17,850
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,152
FHLMC, Multi-Family Structured Pass-Through Certificates Series K092, Class A1, 3.13%, 10/25/2028	133,897	127,731
FNMA ACES Series 2017-M10, Class AV2, 2.66%, 7/25/2024 (c)	7,167	7,052
GS Mortgage Securities Trust Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	16,760
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C, 4.83%, 4/15/2047 (c)	10,000	9,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class D, 4.38%, 1/15/2049 (c)	10,000	7,830
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,552	5,436
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	29,338
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	22,902
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class B, 3.74%, 12/15/2045	12,943	11,532
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	11,840
Total Commercial Mortgage-Backed Securities (Cost $328,334)		310,113
Foreign Government Securities — 1.2%
Canada Government Bond 0.75%, 5/19/2026	10,000	9,110
Export Development Canada 2.63%, 2/21/2024	15,000	14,905
Province of Alberta 1.00%, 5/20/2025	13,000	12,246
Province of British Columbia 0.90%, 7/20/2026	10,000	9,071
Province of Ontario
0.63%, 1/21/2026	22,000	20,147
1.05%, 4/14/2026	8,000	7,343
Province of Quebec
0.60%, 7/23/2025	50,000	46,569
3.63%, 4/13/2028	20,000	19,263
Republic of Panama 8.88%, 9/30/2027	8,000	8,592
Republic of Peru 4.13%, 8/25/2027	45,000	43,277
Republic of Poland 3.25%, 4/6/2026	48,000	46,082
Total Foreign Government Securities (Cost $241,158)		236,605
Asset-Backed Securities — 0.5%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class B, 0.76%, 12/18/2025	17,821	17,619

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	30,000	29,167
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	7,611	7,459
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 2/15/2027	10,000	9,587
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	8,567	8,377
Ford Credit Floorplan Master Owner Trust A Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	7,918
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	16,409	16,342
World Omni Auto Receivables Trust Series 2021-C, Class A3, 0.44%, 8/17/2026	6,187	5,975
Total Asset-Backed Securities (Cost $104,040)		102,444
Municipal Bonds — 0.2% (f)
California — 0.0% ^
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,695
Florida — 0.2%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.71%, 7/1/2027	36,000	31,955
Total Municipal Bonds (Cost $38,886)		36,650
	SHARES
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (g) (h) (Cost $424,419)	424,419	424,419
Total Investments — 101.3% (Cost $20,899,300)		20,389,524
Liabilities in Excess of Other Assets — (1.3)%		(266,446)
NET ASSETS — 100.0%		20,123,078

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $6,569 or 0.03% of the Fund’s net
assets as of November 30, 2023.

(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$102,444	$—	$102,444
Commercial Mortgage-Backed Securities	—	310,113	—	310,113
Corporate Bonds	—	5,199,538	—	5,199,538
Foreign Government Securities	—	236,605	—	236,605
Mortgage-Backed Securities	—	1,412,669	—	1,412,669
Municipal Bonds	—	36,650	—	36,650

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$472,511	$—	$472,511
U.S. Government Agency Securities	—	394,589	—	394,589
U.S. Treasury Obligations	—	11,799,986	—	11,799,986
Short-Term Investments
Investment Companies	424,419	—	—	424,419
Total Investments in Securities	$424,419	$19,965,105	$—	$20,389,524
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48%	$—	$—	$—	$—	$—	$—	—	$85	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	758,888	1,916,678	2,251,147	—	—	424,419	424,419	8,609	—
Total	$758,888	$1,916,678	$2,251,147	$—	$—	$424,419		$8,694	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.